Short-term investments (Detail Textuals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Short-term Investments [Abstract]
Interest income from short-term investments	¥ 11,685	$ 1,699	¥ 17,202	¥ 9,552